Related Parties Balance and Transactions - Schedule of Future Obligations for Loans from Related Parties (Details) - Jun. 30, 2026	USD ($)	CNY (¥)
Schedule of Future Obligations for Loans from Related Parties [Line Items]
2027	$ 9,240,088	¥ 62,694,920
2028	1,390,609	9,435,418
2029	497,016	3,372,306
Total future loan payments	11,127,713	75,502,644
Less: Imputed interest	4,528,258	30,724,684
Total loans from related parties	54,325,021	368,600,706
Related Party [Member]
Schedule of Future Obligations for Loans from Related Parties [Line Items]
2027	2,963,088	20,104,846
2028	974,930	6,615,000
2029	974,930	6,615,000
2030	974,930	6,615,000
2031	52,965,401	359,375,544
Total future loan payments	$ 58,853,279	¥ 399,325,390